SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Deferred Revenue) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Other Nonoperating Income	$ 16.2	$ 17.3
Power [Member]
Deferred Revenue Arrangement [Line Items]
Prior deferred revenue recognized	$ 8.7	$ 8.3